CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Reclassification of prior service (credit) costs for pension and postretirement benefit plans recorded to net income (loss), tax	$ 3,370	$ 3,600	$ 3,460
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income (loss), tax	(38,042)	(33,962)	(13,093)
Valuation adjustment for pension and postretirement benefit plans, tax	94,968	4,009	141,287
Change in fair value of available-for-sale securities, tax	156	205	(1,517)
Change in fair value of derivatives, tax	$ 17,060	$ 6,078	$ (25,386)